Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,746,400.00
Previously Paid Amount	0.00
Total Fee Amount	14,189.00
Total Offset Amount	0.00
Net Fee	$ 14,189.00